Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	723,995	760,774
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 15.25	$ 15.59
Number of share options granted in share-based payment arrangement	0	71,494
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.00	$ 10.65
Number of share options exercised in share-based payment arrangement	(80,973)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 9.74	$ 9.17
Number of share options expired and forfeited in share-based payment arrangement	(27,179)	(107,773)
Weighted average exercise price of share options expired and forfeited in share-based payment arrangement	$ 14.58	$ 14.66
Number of share options outstanding in share-based payment arrangement at end of period	615,843	723,995
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 16.00	$ 15.25
Number of share options exercisable in share-based payment arrangement	521,538	416,753
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.67	$ 16.08